NET FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net financial result

	2024	2023	2022
Finance income
Income from cash and cash equivalents	1,519.2	1,072.2	791.7
Income from debt securities	104.7	49.2	172.6
Income from other receivables (i)	799.8	964.2	1,203.4
Financial instruments at fair value through profit or loss	-	-	95.5
Other finance income	181.6	408.6	602.4
Total finance income	2,605.3	2,494.2	2,865.6

Finance expenses
Interest on accounts payable present value adjustment (ii)	(1,148.3)	(1,376.1)	(1,230.7)
Interest on bank debts and tax incentives (ii)	(189.3)	(170.4)	(176.2)
Interest on provisions for disputes and litigation	(219.8)	(269.2)	(456.6)
Interest on leases (ii)	(184.3)	(196.0)	(160.5)
Interest on pension plans	(112.6)	(114.3)	(107.9)
Other interest expenses (ii) (iii)	(543.9)	(689.7)	(760.9)
Losses on hedging instruments (iv)	(1,032.3)	(1,675.1)	(3,158.4)
Taxes on financial transactions	(274.4)	(178.3)	(339.6)
Bank guarantee expenses and surety bond premiums (v)	(323.5)	(249.8)	(176.1)
Other finance expenses	(482.4)	(207.2)	(574.2)
Total finance expenses	(4,510.8)	(5,126.1)	(7,141.1)

Effects of the application of IAS 29 (hyperinflation) (vi)	(451.7)	176.1	1,603.5
Exchange differences, net (vi)	38.9	(1,154.0)	(751.1)
Other net financial results	(412.8)	(977.9)	852.4

Net financial results	(2,318.3)	(3,609.8)	(3,423.1)

(i)	Refers mainly to the monetary updates to taxes to be recovered.

(ii)	As of the first quarter of 2024, the balances previously presented under the line item "Interest Expenses" have been segregated into the line items “Interest on Bank Debts and Tax Incentives”, “Interest on accounts payable present value adjustment”, "Interest on Leases" and "Other Interest Expenses" including for comparative purposes.

(iii)	Includes, among others, interest related to the financing of tax payments, under the Special Tax Regularization Program (PERT) of 2017.

(iv)	Refers to the forward element, which can be separated and excluded from the designation of a financial instrument as a hedge instrument, according to IFRS 9- Financial Instruments.

(v)	The nomenclature of this account has been changed to "Bank Guarantee Expenses and Surety Bond Premiums" in order better to reflect the nature of the balances, including for comparative purposes, from the first quarter of 2024.

(vi)	Starting from the first quarter of 2024, the Company changed the presentation of this note 11 - Financial Result. The balances of exchange differences and hyperinflation, previously presented in both financial income and financial expenses, will now be presented on a net basis under the nomenclature "Other net financial results," both in this explanatory note and in the income statement.